Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Text Block [Abstract]
Other operating income	€ 1.5
Change in fair value of earn-out liability	€ 0.6
Applicable tax rate	15.83%	15.83%	15.83%
Trade tax rate	14.35%	17.15%	17.15%